General Information - Schedule of Consolidated Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Remeasurement of defined benefit liabilities	₩ 7	₩ (4)	₩ (3)
Gravity Interactive, Inc.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Interactive, Inc.
Location	U.S.A.
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity NeoCyon, Inc.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity NeoCyon, Inc.
Location	Korea
Percentage of ownership (%)	99.53%	99.53%
Fiscal year end	December
Main business	Mobile game development and service
Gravity Communications Co.,Ltd.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Communications Co.,Ltd.
Location	Taiwan
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
PT. Gravity Game Link
Disclosure of subsidiaries [line items]
Subsidiary	PT. Gravity Game Link
Location	Indonesia
Percentage of ownership (%)	70.00%	70.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Tech Co.,Ltd.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Tech Co.,Ltd.
Location	Thailand
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Arise Co., Ltd.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Arise Co., Ltd.
Location	Japan
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Hub PTE., Ltd.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Hub PTE., Ltd.
Location	Singapore
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services
Gravity Game Vision Limited.
Disclosure of subsidiaries [line items]
Subsidiary	Gravity Game Vision Limited.
Location	Hong Kong
Percentage of ownership (%)	100.00%	100.00%
Fiscal year end	December
Main business	Online and mobile game services